SUBSEQUENT EVENTS (Details) lb in Millions	Feb. 28, 2018 shares	Jan. 29, 2018 USD ($) lb	Jan. 18, 2018	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 12, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 27, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 10, 2013 USD ($)	Mar. 23, 2012 USD ($)	Dec. 18, 2009 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							$ 1,857,700,000		$ 1,592,400,000
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Deferred income						$ 125,000,000
Pounds of copper | lb		40.3
Percentage of copper production			16.00%
Refinancing of debt
Disclosure of non-adjusting events after reporting period [line items]
Financial liability extinguished consideration paid		$ 108,120,000
Associates | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Share conversion ratio	0.922
Consideration, shares received (in share) | shares	58,115,953
Proportion of ownership interest in associate	22.00%
Required holding period	12 months
$300 million senior debt notes, November 27,2017
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							$ 297,500,000	$ 300,000,000.0	$ 0
Borrowings, interest rate								4.625%
$300 million senior debt notes, November 27,2017 | Refinancing of debt
Disclosure of non-adjusting events after reporting period [line items]
Borrowings								$ 300,000,000
Borrowings, interest rate								4.625%
$270 million senior debt notes. Series C
Disclosure of non-adjusting events after reporting period [line items]
Borrowings												$ 181,500,000
Borrowings, interest rate												6.97%
$270 million senior debt notes. Series C | Refinancing of debt
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		$ 181,500,000
Borrowings, interest rate		6.97%
$500 million senior debt notes, March 23, 2012, Series A
Disclosure of non-adjusting events after reporting period [line items]
Borrowings											$ 75,000,000
Borrowings, interest rate											3.89%
$500 million senior debt notes, March 23, 2012, Series A | Refinancing of debt
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 73,600,000
$300 million senior debt notes, Series A
Disclosure of non-adjusting events after reporting period [line items]
Borrowings										$ 35,000,000
Borrowings, interest rate										3.64%
$300 million senior debt notes, Series A | Refinancing of debt
Disclosure of non-adjusting events after reporting period [line items]
Borrowings				$ 35,000,000
$500 million senior debt notes, March 23, 2012, Series B
Disclosure of non-adjusting events after reporting period [line items]
Borrowings											$ 85,000,000
Borrowings, interest rate											4.36%
$500 million senior debt notes, March 23, 2012, Series B | Refinancing of debt
Disclosure of non-adjusting events after reporting period [line items]
Borrowings											$ 84,000,000